Large Company Value Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 81.1%	Shares	Value
Communication Services - 4.9%
Alphabet, Inc. - Class A	5,840	$1,679,350
Alphabet, Inc. - Class C	3,130	897,872
AT&T, Inc.	16,020	464,420
Comcast Corp. - Class A	49,007	1,406,991
DoubleVerify Holdings, Inc. (a)	3,200	30,400
Liberty Global Ltd. - Class A (a)	4,940	59,725
Liberty Global Ltd. - Class C (a)	18,050	211,726
Meta Platforms, Inc. - Class A	682	390,193
Millicom International Cellular SA	2,566	192,296
Omnicom Group, Inc.	10,137	763,417
T-Mobile US, Inc.	540	113,416
Verizon Communications, Inc.	17,139	860,378
Versant Media Group, Inc.	4,176	154,596
Walt Disney Co.	6,580	634,180
WPP PLC - ADR	22,990	357,495
		8,216,455

Consumer Discretionary - 5.3%
Amazon.com, Inc. (a)	8,002	1,666,577
Amer Sports, Inc. (a)	5,300	174,476
Aptiv PLC (a)	7,100	493,024
Best Buy Co., Inc.	3,590	230,478
Booking Holdings, Inc.	70	294,722
BorgWarner, Inc.	13,019	706,411
Bright Horizons Family Solutions, Inc. (a)	1,270	104,305
Carnival Corp.	6,090	157,609
Crocs, Inc. (a)	1,170	97,133
Domino's Pizza, Inc.	530	190,159
DR Horton, Inc.	900	123,498
Etsy, Inc. (a)	1,610	80,468
Five Below, Inc. (a)	150	34,272
Flutter Entertainment PLC (a)	1,227	125,093
Garmin Ltd.	250	58,002
General Motors Co.	19,764	1,472,418
Gentex Corp.	2,504	54,712
Genuine Parts Co.	3,500	370,125
Grand Canyon Education, Inc. (a)	1,398	237,702
Harley-Davidson, Inc.	1,570	31,745
Hasbro, Inc.	810	75,816
Lear Corp.	350	42,378
Lithia Motors, Inc.	830	207,268
Lowe's Cos., Inc.	770	181,936
Lululemon Athletica, Inc. (a)	830	127,073
Macy's, Inc.	2,750	49,748
Magna International, Inc.	18,572	1,036,503
McDonald's Corp.	1,040	323,222
NIKE, Inc. - Class B	2,950	155,819
Royal Caribbean Cruises Ltd.	90	24,766
		8,927,458

Consumer Staples - 4.7%
Altria Group, Inc.	7,400	488,326
BJ's Wholesale Club Holdings, Inc. (a)	5,261	517,788
Brown-Forman Corp. - Class B	1,540	40,718
Brown-Forman Corp. - Class A	10,740	287,725
Colgate-Palmolive Co.	9,693	826,134
Conagra Brands, Inc.	12,400	194,928
Constellation Brands, Inc. - Class A	3,800	570,000
Diageo PLC	5,011	92,590
Dollar General Corp.	1,050	124,667
Dollar Tree, Inc. (a)	2,930	320,864
J M Smucker Co.	3,900	376,116
Kimberly-Clark Corp.	350	33,764
Kraft Heinz Co.	29,600	665,704
Maplebear, Inc. (a)	4,650	174,189
Mondelez International, Inc. - Class A	9,500	547,580
PepsiCo, Inc.	2,715	421,612
Pernod Ricard SA	839	62,278
Philip Morris International, Inc.	3,740	618,372
Procter & Gamble Co.	2,039	294,513
Sysco Corp.	6,640	473,631
Unilever PLC - ADR	5,557	316,582
Walmart, Inc.	3,354	416,835
		7,864,916

Energy - 7.6%
Antero Midstream Corp.	11,533	262,952
Antero Resources Corp. (a)	850	36,074
APA Corp.	55,764	2,366,624
Baker Hughes Co.	1,360	83,028
Cheniere Energy, Inc.	1,290	366,050
Chesapeake Energy Corp.	820	90,020
Chevron Corp.	1,470	304,143
ConocoPhillips	7,320	966,240
EQT Corp.	780	49,639
Exxon Mobil Corp.	7,847	1,331,322
Halliburton Co.	10,000	389,900
HF Sinclair Corp.	3,833	239,141
Kinder Morgan, Inc.	950	31,854
Marathon Petroleum Corp.	1,170	285,691
NOV, Inc.	31,105	585,085
Ovintiv, Inc.	15,200	902,272
Phillips 66	3,226	587,713
Shell PLC - ADR	11,647	1,083,171
SLB Ltd.	20,870	1,072,509
TechnipFMC PLC	10,900	753,517
TotalEnergies SE	4,606	430,754
Valero Energy Corp.	2,390	590,521
		12,808,220

Financials - 16.2%
Affirm Holdings, Inc. (a)	640	29,325
AIB Group PLC	30,407	316,842
Allstate Corp.	1,017	210,865
American Express Co.	1,726	522,080
American International Group, Inc.	23,079	1,736,695
Aon PLC - Class A	1,822	588,105
Assurant, Inc.	700	152,467
Axis Capital Holdings Ltd.	1,072	108,712
Bank of America Corp.	35,429	1,727,164
Berkshire Hathaway, Inc. - Class B (a)	1,908	914,314
Blackrock, Inc.	50	48,086
Capital One Financial Corp.	3,286	599,465
Charles Schwab Corp.	15,207	1,429,154
Chubb Ltd.	340	110,816
Cincinnati Financial Corp.	920	144,762
Citigroup, Inc.	16,866	1,912,773
Citizens Financial Group, Inc.	4,015	240,780
CME Group, Inc.	2,645	781,201
Commerce Bancshares, Inc.	192	9,446
Corebridge Financial, Inc.	18,290	436,399
Cullen/Frost Bankers, Inc.	290	39,753
FactSet Research Systems, Inc.	280	60,757
Fidelity National Financial, Inc.	7,300	338,574
Fidelity National Information Services, Inc.	6,180	289,904
Fifth Third Bancorp	1,930	89,668
First American Financial Corp.	10,810	651,735
First Citizens BancShares, Inc. - Class A	344	648,323
First Hawaiian, Inc.	2,470	60,861
Fiserv, Inc. (a)	11,100	619,380
Globe Life, Inc.	200	27,834
Hamilton Lane, Inc. - Class A	1,690	167,986
Hartford Insurance Group, Inc.	4,527	612,186
Janus Henderson Group PLC	4,760	244,521
JPMorgan Chase & Co.	6,207	1,825,851
M&T Bank Corp.	2,360	487,859
Marsh & McLennan Cos., Inc.	2,544	441,257
MGIC Investment Corp.	5,616	147,420
Moody's Corp.	871	379,974
Morningstar, Inc.	1,487	251,377
Northern Trust Corp.	2,178	303,983
PNC Financial Services Group, Inc.	1,090	226,818
Progressive Corp.	702	139,164
Raymond James Financial, Inc.	1,290	186,779
RenaissanceRe Holdings Ltd.	1,450	430,984
Resona Holdings, Inc.	27,800	301,726
Robinhood Markets, Inc. - Class A (a)	550	38,115
S&P Global, Inc.	797	338,996
State Street Corp.	8,046	1,018,302
Stifel Financial Corp.	987	72,959
Synchrony Financial	5,670	385,673
Travelers Cos., Inc.	260	75,837
Truist Financial Corp.	13,000	597,610
US Bancorp	20,825	1,083,108
Virtu Financial, Inc. - Class A	1,106	48,642
Voya Financial, Inc.	2,190	149,621
Wells Fargo & Co.	24,284	1,933,249
Willis Towers Watson PLC	1,965	571,226
		27,307,463

Health Care - 11.4%
Abbott Laboratories	5,294	543,535
AbbVie, Inc.	1,100	239,239
Agilent Technologies, Inc.	4,654	530,463
Amgen, Inc.	366	128,777
Becton Dickinson & Co.	4,141	651,089
BioMarin Pharmaceutical, Inc. (a)	1,000	56,490
Bio-Rad Laboratories, Inc. - Class A (a)	1,135	316,381
Bio-Techne Corp.	8,165	426,703
Bristol-Myers Squibb Co.	11,019	668,302
Caris Life Sciences, Inc. (a)	9,326	166,749
Centene Corp. (a)	7,012	229,573
Cigna Group	2,097	559,375
CVS Health Corp.	7,341	527,231
Danaher Corp.	1,173	222,401
Elevance Health, Inc.	4,185	1,225,159
Encompass Health Corp.	3,030	293,092
Exelixis, Inc. (a)	4,300	184,427
GE HealthCare Technologies, Inc.	17,238	1,227,001
Gilead Sciences, Inc.	1,931	269,123
Globus Medical, Inc. - Class A (a)	2,380	205,061
GSK PLC - ADR	5,161	284,836
Haleon PLC	95,843	474,191
HCA Healthcare, Inc.	549	259,809
Humana, Inc.	3,030	525,372
ICON PLC (a)	1,381	152,821
Incyte Corp. (a)	1,550	145,886
IQVIA Holdings, Inc. (a)	1,190	202,943
Jazz Pharmaceuticals PLC (a)	270	51,044
Johnson & Johnson	6,470	1,581,527
Labcorp Holdings, Inc.	1,980	528,284
McKesson Corp.	33	28,557
Medtronic PLC	8,813	763,646
Merck & Co., Inc.	4,900	589,421
Pfizer, Inc.	17,150	481,572
Regeneron Pharmaceuticals, Inc.	184	142,166
Royalty Pharma PLC - Class A	6,750	323,797
Solventum Corp. (a)	4,800	313,440
STERIS PLC	2,021	446,904
Tenet Healthcare Corp. (a)	530	100,016
UnitedHealth Group, Inc.	4,160	1,125,654
Universal Health Services, Inc. - Class B	1,810	323,936
Viatris, Inc.	3,500	47,285
Waters Corp. (a)	1,905	567,309
West Pharmaceutical Services, Inc.	960	240,614
Zimmer Biomet Holdings, Inc.	6,184	559,157
Zoetis, Inc.	2,164	255,806
		19,186,164

Industrials - 10.8%
Advanced Drainage Systems, Inc.	250	34,283
Allegion PLC	2,797	406,376
American Airlines Group, Inc. (a)	3,250	34,905
ATI, Inc. (a)	840	122,186
Boeing Co. (a)	2,460	489,614
Canadian Pacific Kansas City Ltd.	2,949	231,968
Caterpillar, Inc.	420	297,553
CH Robinson Worldwide, Inc.	1,350	224,194
Cintas Corp.	915	154,763
CNH Industrial NV	80,040	880,440
Crane Co.	400	68,400
Cummins, Inc.	1,146	616,571
Deere & Co.	710	399,943
EMCOR Group, Inc.	212	156,522
Emerson Electric Co.	2,695	353,099
FedEx Corp.	3,080	1,097,034
Ferguson Enterprises, Inc.	1,684	392,810
Flowserve Corp.	2,590	190,391
Fluor Corp. (a)	5,126	239,128
Fortive Corp.	10,400	574,912
General Dynamics Corp.	4,037	1,385,579
Genpact Ltd.	7,380	274,905
Graco, Inc.	1,387	117,410
Hayward Holdings, Inc. (a)	19,760	264,389
Howmet Aerospace, Inc.	1,110	255,811
Hubbell, Inc.	869	426,453
IDEX Corp.	815	154,483
Ingersoll Rand, Inc.	1,337	107,120
JB Hunt Transport Services, Inc.	1,030	218,257
Leonardo DRS, Inc.	700	31,164
Lockheed Martin Corp.	1,156	698,675
Lyft, Inc. - Class A (a)	13,580	180,614
MSA Safety, Inc.	1,728	283,306
Mueller Industries, Inc.	1,170	129,636
Nordson Corp.	1,418	377,273
Norfolk Southern Corp.	1,400	401,800
Northrop Grumman Corp.	420	286,541
Otis Worldwide Corp.	362	27,903
PACCAR, Inc.	6,851	791,291
Parker-Hannifin Corp.	340	304,382
Robert Half, Inc.	4,840	122,936
Rockwell Automation, Inc.	1,080	387,590
RTX Corp.	3,440	663,576
Simpson Manufacturing Co., Inc.	1,833	314,579
Stanley Black & Decker, Inc.	3,900	277,134
Tetra Tech, Inc.	5,820	175,298
Timken Co.	3,200	321,824
Trane Technologies PLC	570	237,542
TransUnion	5,278	365,185
Union Pacific Corp.	957	232,187
United Airlines Holdings, Inc. (a)	2,774	255,402
Verisk Analytics, Inc.	1,597	303,031
Watsco, Inc.	379	137,876
Watts Water Technologies, Inc. - Class A	1,731	502,492
Westinghouse Air Brake Technologies Corp.	1,058	264,405
Woodward, Inc.	87	31,139
		18,274,280

Information Technology - 12.1%
Accenture PLC - Class A	2,662	527,848
Advanced Micro Devices, Inc. (a)	1,460	297,008
Amkor Technology, Inc.	870	39,176
Analog Devices, Inc.	3,559	1,132,260
Applied Materials, Inc.	1,438	491,494
Autodesk, Inc. (a)	1,767	423,020
Avnet, Inc.	5,700	351,234
BILL Holdings, Inc. (a)	2,070	79,281
Cadence Design Systems, Inc. (a)	1,077	299,266
CDW Corp./DE	3,300	399,366
Cirrus Logic, Inc. (a)	220	31,816
Cisco Systems, Inc.	8,108	629,100
Cognex Corp.	3,370	165,096
Cognizant Technology Solutions Corp. - Class A	7,888	483,929
Dell Technologies, Inc. - Class C	750	123,098
F5, Inc. (a)	7,863	2,275,002
First Solar, Inc. (a)	920	181,479
HP, Inc.	7,250	139,273
Intel Corp. (a)	3,330	146,953
Keysight Technologies, Inc. (a)	2,050	578,858
KLA Corp.	172	253,255
Lam Research Corp.	1,184	252,973
Littelfuse, Inc.	130	44,115
Marvell Technology, Inc.	2,720	269,416
Microchip Technology, Inc.	1,090	70,425
Micron Technology, Inc.	1,980	668,923
Microsoft Corp.	4,852	1,796,065
NetApp, Inc.	540	55,291
Pegasystems, Inc.	5,049	214,885
PTC, Inc. (a)	1,198	170,703
Qnity Electronics, Inc.	1,260	145,379
QUALCOMM, Inc.	927	119,379
Salesforce, Inc.	7,370	1,375,758
Sandisk Corp./DE (a)	140	88,948
Skyworks Solutions, Inc.	810	43,376
Super Micro Computer, Inc. (a)	4,450	101,326
Synopsys, Inc. (a)	371	147,094
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,573	869,545
TD SYNNEX Corp.	800	134,968
TE Connectivity PLC	1,699	355,125
Telefonaktiebolaget LM Ericsson - ADR	138,682	1,562,946
Teradata Corp. (a)	1,700	43,571
Texas Instruments, Inc.	1,400	271,796
Western Digital Corp.	220	59,508
Workday, Inc. - Class A (a)	18,460	2,398,323
Zebra Technologies Corp. - Class A (a)	620	129,630
		20,437,280

Materials - 5.5%
Agnico Eagle Mines Ltd.	1,752	355,627
Anglogold Ashanti PLC	1,570	152,855
Corteva, Inc.	5,099	426,837
CRH PLC	5,017	527,387
Franco-Nevada Corp.	3,685	912,442
Freeport-McMoRan, Inc.	10,892	640,232
International Flavors & Fragrances, Inc.	7,386	535,854
Martin Marietta Materials, Inc.	522	307,291
NewMarket Corp.	190	121,781
Newmont Corp.	6,070	657,078
Nucor Corp.	326	55,127
Olin Corp.	16,590	493,221
PPG Industries, Inc.	11,300	1,207,744
Royal Gold, Inc.	2,395	609,504
RPM International, Inc.	1,335	132,699
Scotts Miracle-Gro Co.	3,040	184,862
Southern Copper Corp.	1,678	288,741
Teck Resources Ltd. - Class B	6,648	344,562
Vulcan Materials Co.	1,378	375,229
Wheaton Precious Metals Corp.	7,456	978,697
		9,307,770

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	2,614	354,092
Zillow Group, Inc. - Class A (a)	2,110	87,333
		441,425

Utilities - 2.4%
American Electric Power Co., Inc.	1,410	184,823
Constellation Energy Corp.	110	30,717
Dominion Energy, Inc.	23,070	1,426,187
Duke Energy Corp.	1,100	144,034
Edison International	6,510	476,402
Entergy Corp.	420	47,191
Eversource Energy	8,580	594,422
Exelon Corp.	6,630	325,003
NRG Energy, Inc.	940	137,372
OGE Energy Corp.	660	31,654
PG&E Corp.	6,050	106,298
PPL Corp.	10,093	385,553
Southern Co.	2,061	198,928
		4,088,584
TOTAL COMMON STOCKS (Cost $109,770,996)		136,860,015

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%	Par	Value
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066 (Callable 02/25/2029) (b)(c)	99,274	98,361
BBCMS Trust, Series 2021-C10, Class XA, 1.19%, 07/15/2054 (Callable 05/15/2031) (c)(d)	886,192	40,265
BX Trust
Series 2024-XL4, Class B, 5.46% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor) (b)	79,918	79,968
Series 2025-ROIC, Class A, 4.82% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor) (b)	146,402	145,670
Series 2025-VOLT, Class A, 5.37% (1 mo. Term SOFR + 1.70%), 12/15/2044, (1.70% Floor) (b)	150,000	149,531
Series 2026-ALOHA, Class A, 5.05% (1 mo. Term SOFR + 1.35%), 04/15/2043, (1.35% Floor) (b)	125,000	125,000
Series 2026-CSMO, Class B, 5.37% (1 mo. Term SOFR + 1.70%), 02/15/2043, (1.70% Floor) (b)	100,000	100,000
Series 2026-RISE, Class A, 4.97% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (b)	150,000	150,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.58%, 09/15/2053 (Callable 08/15/2030) (c)(d)	354,133	14,695
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 04/25/2026) (b)(c)	108,586	92,328
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041 (b)(c)	100,000	99,552
DK Trust, Series 2024-SPBX, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor) (b)	125,000	124,961
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 5.11% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	293,353	296,442
Series 5460, Class FH, 4.76% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	131,258	131,128
Series 5483, Class FD, 4.96% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	107,621	108,300
Series 5583, Class FA, 4.91% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	87,791	88,380
Series K110, Class X1, 1.64%, 04/25/2030 (Callable 04/25/2030) (c)(d)	276,781	14,887
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030) (c)(d)	585,167	20,262
Series K151, Class X1, 0.34%, 04/25/2030 (Callable 02/25/2030) (c)(d)	1,490,267	17,885
Federal National Mortgage Association
Series 2024-100, Class FD, 5.11% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	413,492	417,137
Series 2024-22, Class FC, 4.96% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	117,518	118,129
Series 2024-86, Class FA, 5.11% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	208,640	210,781
Series 2024-93, Class FL, 5.11% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	712,330	718,610
Government National Mortgage Association
Series 2025-89, Class FB, 5.12% (30 day avg SOFR US + 1.45%), 05/20/2055, (1.45% Floor), (6.50% Cap)	28,090	28,526
Series 2025-89, Class FG, 5.07% (30 day avg SOFR US + 1.40%), 05/20/2055, (1.40% Floor), (6.50% Cap)	56,180	56,965
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.48%, 07/15/2029 (b)(c)	175,000	176,649
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 04/25/2026) (b)(c)	28,342	26,061
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 10/25/2029) (b)(c)	25,511	23,113
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 11/25/2029) (b)(c)	43,139	38,835
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 04/25/2026) (b)(c)	6,224	5,807
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 12/25/2030) (b)(c)	38,605	34,638
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 01/25/2031) (b)(c)	32,336	29,009
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 06/25/2043) (b)(c)	154,608	133,603
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 11/25/2038) (b)(c)	62,473	61,231
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (b)(c)	200,000	201,483
PCY Trust 2026-FCMT, Series 2026-FCMT, Class A, 5.15%, 04/05/2041 (b)(c)	175,000	175,469
PRM5 Trust, Series 2025-PRM5, Class B, 4.44%, 03/10/2033 (b)(c)	125,000	124,068
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 01/25/2046) (b)(c)	100,000	62,724
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 08/25/2034) (b)(c)	24,292	21,174
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 08/25/2026) (c)	36,554	31,939
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 01/25/2041) (b)(c)	100,000	73,628
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (b)	140,000	124,262
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.00%, 12/10/2034 (b)(c)	125,047	125,460
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 01/25/2035) (b)(c)(e)	44,675	39,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,085,943)		4,955,969

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%	Shares	Value
Voya VACS Series EMHCD Fund (f)	136	1,422
Voya VACS Series HYB Fund (f)	96,476	981,156
Voya VACS Series SC Fund - Class SC (f)	365,774	3,804,049
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $4,925,806)		4,786,627

CORPORATE BONDS - 2.2%	Par	Value
Communication Services - 0.1%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	87,000	75,761
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,918
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	83,804
4.78%, 02/15/2035 (Callable 11/15/2034)	42,000	40,626
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	39,144
		250,253

Communications - 0.0% (g)
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	13,000	12,470
3.38%, 04/15/2029 (Callable 04/11/2026)	11,000	10,668
		23,138

Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	64,000	57,132
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, 3.60%, 09/22/2027	30,520	30,070
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, 3.58%, 01/15/2028	1,096	1,081
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 3.20%, 06/15/2028	10,521	10,233
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	56,534
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	41,676
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	85,009
		281,735

Consumer Staples - 0.1%
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	23,752
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	63,165
		86,917

Energy - 0.1%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	68,069
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	43,237
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	44,277
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	14,744
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	34,000	33,906
		204,233

Financial - 0.0% (g)
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030) (b)	25,000	25,105

Financials - 0.8%
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	192,315
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	25,696
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,814
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	95,269
Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	65,588
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028) (b)	62,000	57,995
2.50%, 01/10/2030 (Callable 10/10/2029) (b)	23,000	21,292
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	57,069
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	60,788
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	188,988
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	97,632
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	38,000	37,518
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	29,496
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	7,042
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	38,863
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	29,954
Morgan Stanley
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	110,726
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	46,000	45,595
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	26,000	26,673
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	13,121
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	59,000	59,727
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	49,887
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027 (b)	52,000	51,284
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	23,003
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000	14,865
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	11,000	10,891
		1,421,091

Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	63,912
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	47,556
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	59,166
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	52,853
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	107,000	102,986
2.20%, 09/02/2030 (Callable 06/02/2030)	31,000	27,848
		354,321

Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	71,667
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1AA, 1.88%, 02/20/2034	74,825	64,547
		136,214

Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	51,421
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	42,816
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	64,314
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	110,166
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	32,428
		301,145

Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	39,000	39,607
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	41,018
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	45,132
		125,757

Real Estate - 0.1%
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	39,607
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	64,771
		104,378

Utilities - 0.2%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	46,580
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	90,554
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	70,190
Sierra Pacific Power Co., 2.60%, 05/01/2026	74,000	73,906
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	39,405
		320,635
TOTAL CORPORATE BONDS (Cost $3,701,807)		3,634,922

COLLATERALIZED LOAN OBLIGATIONS - 1.9%	Par	Value
Arbor Realty Trust, Inc., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/20/2043, (1.50% Floor) (Callable 09/20/2028) (b)	175,000	175,092
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 04/20/2026) (b)	250,000	249,993
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. Term SOFR + 1.24%), 01/15/2039, (1.24% Floor) (Callable 01/15/2028) (b)	250,000	249,625
CBAM Ltd., Series 2017-1A, Class AR2, 5.06% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027) (b)	250,000	250,218
CIFC Funding Ltd., Series 2022-4A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026) (b)	250,000	249,728
Empower CLO Ltd., Series 2025-1A, Class A, 4.98% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027) (b)	250,000	249,380
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 04/19/2043, (1.50% Floor) (Callable 09/19/2028) (b)	175,000	175,163
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.75% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026) (b)	260,000	259,480
LoanCore, Series 2025-CRE9, Class A, 5.13% (1 mo. Term SOFR + 1.45%), 08/18/2042, (1.45% Floor) (Callable 05/15/2028) (b)	150,000	149,956
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor) (Callable 07/15/2026) (b)	250,000	249,524
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026) (b)	250,000	249,756
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.03% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026) (b)	250,000	249,688
OZLM Ltd., Series 2016-15A, Class A1R3, 4.72% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 04/20/2026) (b)	161,586	161,413
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.13% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028) (b)	250,000	249,860
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,171,586)		3,168,876

ASSET-BACKED SECURITIES - 1.3%	Par	Value
CarMax Auto Owner Trust
Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 09/15/2027)	100,000	101,605
Series 2026-1, Class A3, 4.04%, 03/17/2031 (Callable 11/15/2028)	100,000	99,541
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 10/15/2027)	200,000	201,438
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (b)	65,813	60,903
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/17/2029)	100,000	100,141
Series 2026-1A, Class A3, 4.03%, 03/15/2030 (Callable 03/15/2030)	100,000	99,283
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07%, 11/15/2030 (Callable 05/15/2029) (b)	150,000	150,605
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 07/15/2027)	150,000	152,616
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	100,000	99,934
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027) (b)	43,137	38,636
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029) (b)	135,815	128,339
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032) (b)	34,336	29,073
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 06/15/2028) (b)	26,822	25,257
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029) (b)	21,291	19,674
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033) (b)	121,325	122,977
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028) (b)	100,000	102,054
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 04/15/2028)	100,000	100,447
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 04/15/2028)	100,000	100,198
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054 (b)	53,221	50,391
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 01/25/2028) (b)	100,000	100,601
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027) (b)	88,663	77,723
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051 (b)	111,299	102,485
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 03/15/2028)	100,000	100,346
TOTAL ASSET-BACKED SECURITIES (Cost $2,196,282)		2,164,267

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Real Estate - 0.8%
Gaming and Leisure Properties, Inc.	4,560	202,327
Healthcare Realty Trust, Inc.	4,620	78,494
Millrose Properties, Inc.	5,165	144,620
Omega Healthcare Investors, Inc.	1,530	67,045
SBA Communications Corp.	310	53,354
STAG Industrial, Inc.	1,260	45,436
VICI Properties, Inc.	19,160	523,451
Welltower, Inc.	1,198	236,856
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,266,927)		1,351,583

U.S. TREASURY SECURITIES - 0.3%	Par	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	33,600	33,628
0.88%, 09/30/2026	60,200	59,346
1.25%, 11/30/2026	90,100	88,615
1.50%, 01/31/2027	9,900	9,717
2.75%, 04/30/2027	300	297
3.75%, 04/30/2027	20,600	20,595
3.88%, 05/31/2027	64,800	64,846
3.25%, 06/30/2027	500	496
3.50%, 01/31/2028	5,000	4,972
3.75%, 05/15/2028	17,800	17,778
3.88%, 07/15/2028	41,900	41,954
1.25%, 09/30/2028	700	657
4.13%, 10/31/2029	6,000	6,049
4.00%, 06/30/2032	1,000	996
2.75%, 08/15/2032	5,100	4,718
4.13%, 11/15/2032	4,300	4,301
3.50%, 02/15/2033	24,600	23,668
4.25%, 05/15/2035	14,000	13,963
4.63%, 02/15/2055	41,000	39,120
TOTAL U.S. TREASURY SECURITIES (Cost $437,877)		435,716

TOTAL INVESTMENTS - 93.3% (Cost $130,557,224)		157,357,975
Money Market Deposit Account - 6.7% (h)		11,270,541
Other Assets in Excess of Liabilities - 0.0% (g)		75,149
TOTAL NET ASSETS - 100.0%		$168,703,665

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $6,974,908 or 4.1% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	Interest only security.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Affiliated security as defined by the Investment Company Act of 1940.
(g)	Represents less than 0.05% of net assets.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

Large Company Value Portfolio
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	06/18/2026	$340,547	$(6,124)
				$(6,124)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(2)	06/18/2026	$222,094	$1,818
U.S. Treasury 2 Year Notes	(8)	06/30/2026	1,659,562	(1,764)
U.S. Treasury 5 Year Note	(5)	06/30/2026	540,898	4,110
U.S. Treasury Long Bonds	(4)	06/18/2026	455,500	12,440
U.S. Treasury Ultra Bonds	(3)	06/18/2026	349,688	9,838
				$26,442
Net Unrealized Appreciation (Depreciation)		$ –	$–	$20,318

Large Company Value Portfolio
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount (b)	Value (c)	Upfront Payments(Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX NA HY Series 46	5.00%	Quarterly	06/20/2031	$585,000	$29,212	$23,070	$6,142
	0.000%				$29,212	$23,070	$6,142
* Centrally cleared swap.

Morgan Stanley is the counterparty for the swap.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
March 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Total Return Index	Goldman Sachs	Receive	EFFR + 0.70%	Termination	03/30/2027	$27,600,412	$(1,503,874)
Net Unrealized Appreciation (Depreciation)						0	(1,503,874)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2026.

EFFR - Effective Federal Funds Rate was 3.64% as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Large Company Value Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$136,860,015	$–	$–	$136,860,015
Collateralized Mortgage Obligations	–	4,955,969	–	4,955,969
Affiliated Registered Investment Companies	4,786,627	–	–	4,786,627
Corporate Bonds	–	3,634,922	–	3,634,922
Collateralized Loan Obligations	–	3,168,876	–	3,168,876
Asset-Backed Securities	–	2,164,267	–	2,164,267
Real Estate Investment Trusts	1,351,583	–	–	1,351,583
U.S. Treasury Securities	–	435,716	–	435,716
Total Investments	$142,998,225	$14,359,750	$–	$157,357,975

Other Financial Instruments:
Credit Default Swaps *	$–	$6,142	$–	$6,142
Futures Contracts *	28,206	–	–	28,206
Total Other Financial Instruments	$28,206	$6,142	$–	$34,348

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(1,503,874)	$–	$(1,503,874)
Futures Contracts *	(7,888)	–	–	(7,888)
Total Other Financial Instruments	$(7,888)	$(1,503,874)	$–	$(1,511,762)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Large Company Value Portfolio - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Voya VACS Series EMHCD Fund	$1,443	$15	$–	$–	$(36)	$1,422	136	$23	$–
Voya VACS Series HYB Fund	989,263	10,209	–	–	(18,316)	981,156	96,476	15,403	–
Voya VACS Series SC Fund	3,805,178	42,861	–	–	(43,990)	3,804,049	365,774	65,512	–
	$4,795,884	$53,085	$–	$–	$(62,342)	$4,786,627	462,386	$80,938	$–